Financial Instruments - Detailed Information About In Maturity Analysis For Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 22,589.1	$ 14,649.2
5-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	10,241.7	7,513.9
10-15 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	7,329.0	5,043.1
15-20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	4,233.9	1,972.7
More than 20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 784.5	$ 119.5